Cash Flow Information (Details) - Schedule of reconciliation of cash flow from operations with loss after income tax - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Reconciliation Of Cash Flow From Operations With Loss After Income Tax Abstract
Net Loss for the Year	$ (2,854,254)	$ (8,384,465)	$ (2,927,206)
Adjustments for
Depreciation expense	26,613	43,662	44,056
Lease modification	15,993
Distribution costs	35,000		70,000
Expected credit losses	8,809	(30,055)	(3,991)
Finance costs	6,184	13,761	21,631
Finance income	(21,785)	(9,204)
Leave provision expense	45,470	53,610	19,717
Share-based payments (income)/expenses	94,891	2,116,013	(533,912)
Unrealized net foreign currency gains	(234,794)	592,243	(18,883)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	(336,998)	23,037	641,236
Add (increase) / decrease in inventories	275,605	960,920	(113,635)
Add (increase) / decrease in other operating assets	(494,143)	(45,065)	16,096
Add (decrease) / increase in trade and other payables	285,616	586,796	(362,437)
Total	$ (3,147,793)	$ (4,078,747)	$ (3,147,328)